Consolidated Statements of Operations and Comprehensive Loss (Details)	12 Months Ended
	Dec. 31, 2023 EUR (€) € / shares shares	Dec. 31, 2023 EUR (€) $ / shares shares	Dec. 31, 2022 EUR (€) € / shares shares	Dec. 31, 2022 EUR (€) $ / shares shares	Dec. 31, 2021 EUR (€) € / shares shares
Consolidated Statements of Operations and Comprehensive Loss (Details) [Line Items]
Sales and marketing expense	€ 4,001,299
Expense	1,000,000
Personnel cost	1,900,000
Research and development expense	41,024,131		37,526,090		35,697,935
General and administrative expenses	12,628,756		14,869,564		11,984,722
Other income	13,219,704		20,159,169		€ 54,221
Net financial cost	500,000	€ 500,000
Interest income increased	3,200,000
Short term marketable securities	3,800,000		600,000
Foreign exchange	4,300,000
Gain on foreign exchange			2,400,000
Loss on foreign exchange	1,800,000
Other financial amount	77,504,518	€ 77,504,518	64,810,135	€ 64,810,135
Allowance for credit loss	€ 300,000		€ 300,000
Weighted number of common shares outstanding | shares	54,940,137	54,940,137	44,207,873	44,207,873	41,629,974
Loss per share | € / shares	€ 0.78		€ 0.67		€ 1.1
Exercise price for options outstanding | € / shares	0.01		0.01
weighted average fair value of options granted | (per share)	€ 2.39	€ 2.58
Weighted average fair value options granted | (per share)			€ 1.61	€ 1.7
Options granted | shares	1,735,750		1,966,666		1,219,074
Options forfeited | shares	31,000				36,400
Options exercised | shares	105,327		14,930
Expected dividends | shares
Research and Development Expense [Member]
Consolidated Statements of Operations and Comprehensive Loss (Details) [Line Items]
Research and development expense	€ 3,500,000
General and Administrative Expenses [Member]
Consolidated Statements of Operations and Comprehensive Loss (Details) [Line Items]
General and administrative expenses	€ 2,200,000
2017 [Member]
Consolidated Statements of Operations and Comprehensive Loss (Details) [Line Items]
Conversion rate | € / shares	€ 0.905		€ 0.9376
Average rate | € / shares	€ 0.9246		€ 0.9489
Weighted average remaining contractual life			2016 years
Weighted average remaining contractual life	6 years 7 months 9 days		6 years 8 months 12 days
Maximum number of common shares available for grant | shares	2,341,097
Ordinary shares percentage	4.00%
2016 Plan [Member]
Consolidated Statements of Operations and Comprehensive Loss (Details) [Line Items]
Weighted average remaining contractual life	7 years 11 months 8 days		8 years 11 months 8 days
Bottom of Range [Member]
Consolidated Statements of Operations and Comprehensive Loss (Details) [Line Items]
Exercise price range | (per share)	€ 1.74	1.86	€ 1.74	1.86
Top of Range [Member]
Consolidated Statements of Operations and Comprehensive Loss (Details) [Line Items]
Exercise price range | (per share)	€ 4.82	5.14	€ 4.82	5.14
InflaRx GmbH [Member]
Consolidated Statements of Operations and Comprehensive Loss (Details) [Line Items]
Conversion rate | $ / shares		0.905		0.9376
Average rate | $ / shares		€ 0.9246		€ 0.9489
Executive Management [Member]
Consolidated Statements of Operations and Comprehensive Loss (Details) [Line Items]
Options granted | shares	1,136,000		1,223,500		1,134,436
Options forfeited | shares			136,259
Credit risk [Member]
Consolidated Statements of Operations and Comprehensive Loss (Details) [Line Items]
Other financial amount	€ 600,000	€ 600,000